Clockwise Capital Innovation ETF
Schedule of Investments
May 31, 2023 - (Unaudited)
COMMON STOCKS — 87.58% Shares Fair Value
Communications — 24.07%
Airbnb, Inc., Class A
(a)
12,579 $ 1,380,797
Meta Platforms, Inc., Class A
(a)
16,033 4,244,256
Netflix, Inc.
(a)
3,530 1,395,162
Pinterest, Inc., Class A
(a)
72,069 1,725,332
Spotify Technology SA
(a)
13,081 1,947,761
Uber Technologies, Inc.
(a)
101,338 3,843,750
14,537,058
Consumer Discretionary — 10.11%
Amazon.com, Inc.
(a)
31,325 3,777,168
Tesla, Inc.
(a)
11,435 2,331,940
6,109,108
Consumer Staples — 5.67%
Constellation Brands, Inc., Class A 7,500 1,822,275
Kroger Co. (The) 35,309 1,600,557
3,422,832
Financials — 3.51%
JPMorgan Chase & Co. 7,320 993,397
Stifel Financial Corp. 20,256 1,125,626
2,119,023
Health Care — 4.14%
AstraZeneca PLC - ADR 15,685 1,146,260
Intuitive Surgical, Inc.
(a)
4,390 1,351,417
2,497,677
Industrials — 3.55%
Deere & Co. 2,740 947,985
GXO Logistics, Inc.
(a)
21,345 1,193,613
2,141,598
Materials — 1.45%
Freeport-McMoRan, Inc. 25,536 876,906
Technology — 35.08%
Advanced Micro Devices, Inc.
(a)
18,814 2,224,003
Broadcom, Inc. 2,212 1,787,208
Crowdstrike Holdings, Inc., Class A
(a)
15,951 2,554,234
Micron Technology, Inc. 11,750 801,350
Microsoft Corp. 5,933 1,948,338
NVIDIA Corp. 7,948 3,007,046
Palo Alto Networks, Inc.
(a)
8,265 1,763,668
S&P Global, Inc. 3,200 1,175,776
ServiceNow, Inc.
(a)
3,831 2,087,052
Snowflake, Inc., Class A
(a)
11,061 1,829,047
Visa, Inc., Class A 9,126 2,017,120
21,194,842
Total Common Stocks (Cost $41,672,866) 52,899,044

Clockwise Capital Innovation ETF
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS — 5.25% Shares Fair Value
iShares® Short Treasury Bond ETF 14,430 $ 1,593,216
SPDR® Bloomberg 1-3 Month T-Bill ETF 17,188 1,577,343
Total Exchange-Traded Funds (Cost $3,166,546) 3,170,559
Total Investments — 92.83% (Cost $44,839,412 ) 56,069,603
Other Assets in Excess of Liabilities — 7.17% 4,332,809
NET ASSETS — 100.00% $ 60,402,412
(a) Non-income producing security.
ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt